Preferred stock (Tables)	12 Months Ended
Mar. 31, 2022
Preferred stock
Schedule of Stock by Class
The composition of preferred stock at March 31, 2020, 2021 and 2022 is as follows:

	2020		2021		2022
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—	150,000,000	—